Investment Objectives and Goals - Class A C [Member] - John Hancock Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Money Market Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek the maximum current income that is consistent with maintaining liquidity and preserving capital.